Receivables, Net	12 Months Ended
Sep. 30, 2013
Receivables, Net

NOTE 3—RECEIVABLES, NET:

Receivables, net, consisted of the following (in thousands):

	September 30, 2013	September 30, 2012
Gaming	$27,369	$29,231
Hotel	1,731	1,354
Other	7,211	5,093

Subtotal	36,311	35,678
Less: reserve for doubtful collection	(10,169)	(9,122)

Total receivables, net	$26,142	$26,556